Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	27 Months Ended	48 Months Ended	53 Months Ended	58 Months Ended	60 Months Ended	81 Months Ended	113 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000215077
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FI Institutional Group ESG Fixed Income Fund for Retirement Plans
C000215078
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FI Institutional Group ESG Stock Fund for Retirement Plans
C000215079
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FI Institutional Group Fixed Income Fund for Retirement Plans
C000215080
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FI Institutional Group Stock Fund for Retirement Plans
C000265708
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LCAM Strategic Income Fund
C000234764
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent Core Plus Bond ETF
C000237524
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent Emerging Markets ETF
C000249799
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent Enhanced Small and Mid Cap ETF
C000237525
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent International Equity ETF
C000231861
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent Large Cap Core ETF
C000176086
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tactical Multi-Purpose Fund
Without Sales Load [Member] | C000215077
Average Annual Return [Line Items]
Average Annual Return, Percent		1.55%					(0.40%)	0.79%
Without Sales Load [Member] | C000215078
Average Annual Return [Line Items]
Average Annual Return, Percent		26.00%					13.11%	16.63%
Without Sales Load [Member] | C000215079
Average Annual Return [Line Items]
Average Annual Return, Percent		1.56%					(0.27%)	0.93%
Without Sales Load [Member] | C000215080
Average Annual Return [Line Items]
Average Annual Return, Percent		23.85%					12.63%	16.39%
Without Sales Load [Member] | C000265708
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%
Without Sales Load [Member] | C000234764
Average Annual Return [Line Items]
Average Annual Return, Percent		1.91%			1.52%
Without Sales Load [Member] | C000237524
Average Annual Return [Line Items]
Average Annual Return, Percent		53.30%		19.59%
Without Sales Load [Member] | C000249799
Average Annual Return [Line Items]
Average Annual Return, Percent		23.44%	16.10%
Without Sales Load [Member] | C000237525
Average Annual Return [Line Items]
Average Annual Return, Percent		24.92%		19.94%
Without Sales Load [Member] | C000231861
Average Annual Return [Line Items]
Average Annual Return, Percent		24.39%				11.79%
Without Sales Load [Member] | C000176086
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%					2.87%		1.34%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Broad Market Index
Average Annual Return, Percent		1.91%					(0.29%)	0.74%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index
Average Annual Return, Percent		22.35%					10.47%	12.91%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Broad Market Index
Average Annual Return, Percent		1.91%					(0.29%)	0.74%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index
Average Annual Return, Percent		22.35%					10.47%	12.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.52%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			1.28%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		39.25%		18.44%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		27.35%		18.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%				12.50%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		3.74%					3.67%		2.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	18.51%
Bloomberg US 2500 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2500 Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%					(0.29%)		1.74%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.22%					(0.81%)		1.22%